INTEREST IN JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2021
INTEREST IN JOINT VENTURES
Schedule of principal interest in joint ventures

				Percentage of
		Particulars of	Percentage of	equity held by
	Country of	issued and paid	equity held by	the Company’s		Principal place of
Name of company	incorporation	up capital	the Company	subsidiaries	Principal activities	business
			%	%
Fujian Refining & Petrochemical Company Limited (“FREP”)	PRC	Registered capital RMB 14,758 million	—	50.00	Manufacturing refining oil products	PRC
BASF-YPC Company Limited (“BASF-YPC”)	PRC	Registered capital RMB 12,704 million	30.00	10.00	Manufacturing and distribution of petrochemical products	PRC
Taihu Limited (“Taihu”)	Cyprus	Registered capital USD 25,000	—	49.00	Crude oil and natural gas extraction	Russia
Yanbu Aramco Sinopec Refining Company Ltd. (“YASREF”)	Saudi Arabia	Registered capital USD 1,560 million	—	37.50	Petroleum refining and processing business	Saudi Arabia
Sinopec SABIC Tianjin Petrochemical Company Limited ("Sinopec SABIC Tianjin")	PRC	Registered capital RMB 10,520 million	—	50.00	Manufacturing and distribution of petrochemical products	PRC

Schedule of reconciliation of summarized financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture

									Sinopec SABIC
	FREP		BASF-YPC		Taihu		YASREF		Tianjin
	December 31,		December 31,		December 31,		December 31,		December 31,
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets
Cash and cash equivalents	7,448	6,562	1,838	5,375	1,280	1,258	1,408	5,441	5,259	4,820
Other current assets	7,492	9,217	4,777	6,953	1,223	2,188	7,516	12,404	2,665	3,437
Total current assets	14,940	15,779	6,615	12,328	2,503	3,446	8,924	17,845	7,924	8,257
Non-current assets	15,237	13,744	9,993	9,336	12,531	14,032	45,413	41,947	18,258	18,835
Current liabilities
Current financial liabilities	(1,203)	(1,177)	(456)	(77)	(38)	(32)	(9,520)	(9,549)	(998)	(597)
Other current liabilities	(5,147)	(5,008)	(2,190)	(2,546)	(1,043)	(1,931)	(8,644)	(15,844)	(3,052)	(3,547)
Total current liabilities	(6,350)	(6,185)	(2,646)	(2,623)	(1,081)	(1,963)	(18,164)	(25,393)	(4,050)	(4,144)
Non-current liabilities
Non-current financial liabilities	(8,761)	(6,857)	—	—	(85)	(85)	(29,650)	(30,903)	(6,773)	(7,599)
Other non-current liabilities	(235)	(242)	(42)	(92)	(2,017)	(1,439)	(2,008)	(1,723)	(378)	(382)
Total non-current liabilities	(8,996)	(7,099)	(42)	(92)	(2,102)	(1,524)	(31,658)	(32,626)	(7,151)	(7,981)
Net assets	14,831	16,239	13,920	18,949	11,851	13,991	4,515	1,773	14,981	14,967
Net assets attributable to owners of the Company	14,831	16,239	13,920	18,949	11,439	13,523	4,515	1,773	14,981	14,967
Net assets attributable to non-controlling interests	—	—	—	—	412	468	—	—	—	—
Share of net assets from joint ventures	7,416	8,120	5,568	7,580	5,605	6,626	—	—	7,491	7,484
Carrying Amounts	7,416	8,120	5,568	7,580	5,605	6,626	—	—	7,491	7,484

Schedule of summarized statement of comprehensive income of joint ventures

	FREP			BASF-YPC			Taihu			YASREF			Sinopec SABIC Tianjin
Year ended December 31,	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	57,047	38,691	47,224	19,590	15,701	27,499	15,222	9,528	15,190	75,940	37,337	68,548	20,541	14,881	24,631
Depreciation, depletion and amortization	(2,541)	(2,222)	(2,789)	(1,474)	(1,244)	(1,467)	(629)	(541)	(667)	(3,048)	(3,140)	(3,224)	(1,094)	(1,085)	(1,164)
Interest income	124	118	147	32	27	52	94	291	451	58	17	6	171	183	209
Interest expense	(597)	(535)	(411)	(26)	(16)	(5)	(265)	(20)	(107)	(1,470)	(1,136)	(945)	(134)	(131)	(89)
Earning/(loss) before income tax	964	520	2,261	2,314	1,518	8,218	3,320	2,304	2,864	(1,292)	(7,193)	(2,868)	2,178	954	1,393
Tax expense	(197)	(87)	(597)	(579)	(379)	(2,054)	(708)	(378)	(601)	(8)	1,057	332	(533)	(236)	(407)
Net income/(loss) for the year	767	433	1,664	1,735	1,139	6,164	2,612	1,926	2,263	(1,300)	(6,136)	(2,536)	1,645	718	986
Other comprehensive income	—	—	—	—	—	—	(1,105)	(3,368)	(123)	(261)	(584)	(206)	—	—	—
Total comprehensive income	767	433	1,664	1,735	1,139	6,164	1,507	(1,442)	2,140	(1,561)	(6,720)	(2,742)	1,645	718	986
Dividends declared by joint ventures	1,400	300	128	1,224	691	454	—	—	—	—	—	—	1,750	—	500
Share of net income/(loss) from joint ventures	384	217	832	694	456	2,466	1,235	911	1,081	(488)	(2,301)	—	823	359	493
Share of other comprehensive income from joint ventures (i)	—	—	—	—	—	—	(522)	(1,593)	(60)	(98)	(219)	—	—	—	—

Note:

(i)	Including foreign currency translation differences.